Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2012	2013	2013
	RMB	RMB	US$
Customer lists and relationships	6,131	6,131	1,013
Completed technology	5,251	5,251	867
Purchased software for internal use	17,200	17,200	2,842
Land use right	1,095	1,095	181

Total	29,677	29,677	4,903
Less: Accumulated amortization	(28,715)	(28,814)	(4,760)

Acquired intangible assets, net	962	863	143

Total Estimated Amortization of Intangible Assets

The following table represents the total estimated amortization of intangible assets for the next five years:

For the Year Ending December 31	Estimated Amortization Expense	Estimated Amortization Expense
	RMB	US$
2014	100	17
2015	100	17
2016	100	17
2017	100	17
2018	100	17

	500	85